BUSINESS - NATURE OF ORGANIZATION (Identified Assets Acquired and Liabilities Assumed) (Details) - NXDE [Member]	Feb. 16, 2016 USD ($)
Cash and cash equivalents
Patents, net	6,120,000
Total identifiable assets	6,120,000
Accounts payable	(89,152)
Accrued liabilities	(12,986)
Accrued interest payable - stockholders	(542,376)
Notes payable - stockholders	(970,000)
Total liabilities assumed	(1,614,514)
Total Purchase Price	$ 4,505,486